United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 09/30/02
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 6, 2002
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total:      $274,986
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    3,214,000  226,692.00 X                                  3,900  54,025 168,767
BP PLC SPONS ADR         COM       055622104      320,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    1,311,000   25,909.00 X                                                 25,909
BANKAMERICA              COM       060505104      224,000    3,511.00 X                                                  3,511
ENTERPRISE FINL SVCS     COM       293712105      353,000   34,436.00 X                                          2,436  32,000
CENTERPOINT PROPERTIES   COM       151895109      364,000    6,550.00 X                                          4,000   2,550
COMMERCE BANCSHARES      COM       200525103      229,000    5,865.00 X                                          3,240   2,625
CARDINAL HEALTH          COM       14149Y108    5,568,000   89,511.00 X                                  2,250  21,100  66,161
DEVON ENERGY CO          COM       25179M103    8,972,000  185,943.00 X                                  3,550  42,501 139,892
EXPRESS SCRIPTS          COM       302182100   22,047,000  404,387.00 X                                  9,700 102,350 292,337
APPLIED HEALTHCARE PROD  COM       019222108       39,000   10,000.00 X                                         10,000
MERCK                    COM       589331107      557,000   12,183.00 X                                                 12,183
GENERAL ELEC             COM       369604103      811,000   32,909.00 X                                                 32,909
WALMART STORES           COM       931142103      207,000    4,212.00 X                                                  4,212
   COLUMN TOTALS                               44,216,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    7,758,000  141,497.00 X                                  3,475  36,858 101,164
ENERGIZER HLDSG INC.     COM       29266R108      212,000    6,971.00 X                                                  6,971
LINCARE HOLD             COM       532791100    4,194,000  135,100.00 X                                  3,150  34,575  97,375
INTL SPEEDWAY CORP CL B  COM       460335300      613,000   15,500.00 X                                                 15,500
MISSISSIPPI VY BANCSHS   COM       605720101    3,089,000   62,000.00 X                                                 62,000
WEIGHT WATCHERS          COM       948626106    4,378,000  100,975.00 X                                  1,225  21,050  78,700
NAVIGATORS GROUP INC     COM       638904102    2,845,000  140,350.00 X                                  1,450  26,100 112,800
PAXAR CORP               COM       704227107    4,704,000  323,492.00 X                                  5,725  85,368 232,399
CITIGROUPINC             COM       172967101      210,000    7,074.00 X                                                  7,074
PROCTOR & GAMBLE CO.     COM       742718109      352,000    3,934.00 X                                                  3,934
SCHLUMBERGER LTD         COM       806857108    1,905,000   49,540.00 X                                     50  14,965  34,525
WEST CORP                COM       952355105    5,831,000  416,468.00 X                                  7,475 100,600 308,393
PFIZER INC.              COM       717081103      638,000   21,979.00 X                                            515  21,464
NESTLES SA ADR           COM       641069406      219,000    4,000.00 X                                                  4,000
   COLUMN TOTALS                               36,948,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
JOHNSON & JOHNSON        COM       478160104      367,000    6,786.00 X                                                  6,786
K MART CORP              COM       482584109        5,000   11,000.00 X                                                 11,000
EXXON MOBIL CORP         COM       30231G102      541,000   16,966.00 X                                            528  16,438
TRANSOCEAN INC           COM       G90078109      265,000   12,725.00 X                                          3,079   9,646
MATTEL INC               COM       577081102      387,000   21,463.00 X                                    425   1,500  19,538
STRAYER EDUCATION INC    COM       863236105   23,572,000  396,230.00 X                                 10,025  87,222 298,983
TALX                     COM       874918105      154,000   11,687.00 X                                                 11,687
IRON MOUNTAIN            COM       462846106    7,166,000  286,763.00 X                                  7,584  68,256 210,923
SBC COMMUNICATIONS       COM       78387G103      287,000   14,268.00 X                                                 14,268
ZEBRA TECHNOLOGIES       COM       989207105    8,649,000  164,142.00 X                                  4,125  37,555 122,462
TRI CONTINENTAL CORP     COM       895436103      160,000   12,157.00 X                                                 12,157
INTL SPEEDWAY CORP CL A  COM       460335201   10,345,000  260,376.00 X                                  6,325  66,601 187,450
FIRST DATA CORP          COM       319963104      367,000   13,122.00 X                                                 13,122
   COLUMN TOTALS                               52,265,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   249,000      8,900.00  X                                                 8,900
PFD TENN VY AUTH PWR     PFD       880591409   263,000     10,000.00  X                                                10,000
   COLUMN TOTALS                               512,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     246,000    8,520.00  X                                                 8,520
VAN KAMPEN AMER CAP
TAX EX FD                MF        92113R309     279,000   26,487.00  X                                                26,487
SELIGMAN TAX FREE MO     MF        816346878     437,000   54,528.00  X                                                54,528
S&P MIDCAP 400 INDEX     MF        464287507     830,000   10,185.00  X                                         8,150   2,035
S&P 500 INDEX            MF        464287200     597,000    7,285.00  X                                         4,875   2,410
VANGUARD INDEX TR VALUE
PORT                     MF        922908405     282,000   20,989.00  X                                        19,669   1,320
BRANDES INSTIT INTL EQ
FD                       MF        105262703     231,000   19,543.00  X                                        19,543
SPDR UNIT TR SR 1        MF        78462F103     239,000    2,927.00  X                                         2,927
LARGE CAP VALUE INDEX    MF        464287408     411,000   10,424.00  X                                         6,174   4,250
   COLUMN TOTALS                               3,552,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             133,429,000
TOTAL PREFERRED STOCKS                             512,000
TOTAL MUTUAL FUNDS                               3,552,000
TOTAL FMV                                      137,493,000